Description of the Business - Initial Public Offering (Details) (USD $)	0 Months Ended	12 Months Ended			2 Months Ended	1 Months Ended
	Jul. 14, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Jul. 31, 2014	Aug. 31, 2014
Class of Stock [Line Items]
Proceeds from warrant exercises		$ 8,150,000	$ 0	$ 0
Shares authorized (in shares)		100,000,000	15,045,871	7,804,281		100,000,000
Preferred stock, shares authorized		10,000,000	12,882,593	5,969,418		10,000,000
Reverse stock split ratio	0.1223
Common stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of initial public offering					57,800,000
IPO [Member] | Common stock [Member]
Class of Stock [Line Items]
Stock issued during period (in shares)						5,000,000
Share price (in USD per share)						$ 12.00
Stock issuance costs					7,100,000
Shares converted						9,769,422
Over-Allotment Option [Member] | Common stock [Member]
Class of Stock [Line Items]
Stock issued during period (in shares)							410,564
Share price (in USD per share)					$ 12.00		$ 12.00
Common stock [Member]
Class of Stock [Line Items]
Stock issued during period (in shares)						311,923
Warrants exercised						978,592
Convertible Preferred Stock, Series C [Member]
Class of Stock [Line Items]
Warrants exercised						996,940
Proceeds from warrant exercises						$ 8,100,000